Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2024
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 12 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

Customer concentration

The Company had no significant customer during the six months ended March 31, 2024. There was one customer accounted for a significant portion of total accounts receivable for the six months ended March 31, 2024, which accounted for 19.46% of the Company’s total accounts receivable.

The Company sold a substantial portion of products to one customer (10.98% of total revenues) during the six months ended March 31, 2023. As of March 31, 2023, two significant customers’ accounts receivable were $730,067 and $6,305,357, accounted for 3.36% and 29.01% of the total accounts receivable, respectively.

The loss of our significant customers or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

Supplier concentration

For the six months ended March 31, 2024, three suppliers accounted for 29.16%, 13.51% and 10.61% of the Company’s total purchase. There were two suppliers that have significant concentration (over 10%) of total accounts payable for the six months ended March 31, 2024, which accounted for 35.44% and 29.66% of the Company’s total accounts payable.

For the six months ended March 31, 2023, two suppliers accounted for 24.81%, and 12.27% of the Company’s total raw material purchases. There were three suppliers that have significant concentration (over 10%) of total accounts payable as of March 31, 2023, which accounted for 51.53%, 13.75% and 10.83% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should these suppliers become unavailable or non-competitive.